Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Nonrecurring Basis) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 72,048	$ 57,118
REO, net	11,321	9,920
Assets, fair value disclosure, nonrecurring, total	83,369	67,038
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	72,048	57,118
REO, net	11,321	9,920
Assets, fair value disclosure, nonrecurring, total	$ 83,369	$ 67,038